INCOME TAXES (BENEFIT) - Effective income tax rate reconciliation, amount (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
INCOME TAXES (BENEFIT)
Statutory tax rate (as a percent)	30.62%	33.06%	35.64%
Reconciliations between the amount of reported income taxes and the amount of income taxes computed using the normal statutory tax rate
Amount computed by using normal Japanese statutory tax rate	¥ (403,257)	¥ (75,716)	¥ 163,336
Increase (decrease) in taxes resulting from:
Change in valuation allowance	48,845	44,004	31,545
Change in statutory tax rate		18,074	15,798
Share-based compensation expense	(7,814)	21,531	6,927
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	(104,407)	14,475	15,776
Officers' remuneration not deductible for tax purpose			4,870
Research and development tax credit	(5,748)		(7,513)
Non-deductible acquisition costs and earn-out liabilities adjustment		157,739
Others-net	14,272	3,018	7,355
Income tax expense (benefits) as reported	¥ (458,109)	¥ 183,125	¥ 238,094